Group Information - Summary of Subsidiaries (Parenthetical) (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
F.F.B.R. Importacao e Exportação LTDA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
F.F.B.R. Importacao e Exportação LTDA | Parent
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.90%
F.F.B.R. Importacao e Exportação LTDA | Farfetch UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	0.10%
Farfetch.com Brasil Serviços LTDA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch.com Brasil Serviços LTDA | Parent
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.9995%
Farfetch.com Brasil Serviços LTDA | Farfetch UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	0.0005%
Farfetch México, S.A de C.V
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch México, S.A de C.V | Parent
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	1.00%
Farfetch México, S.A de C.V | Farfetch UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	99.00%
Farfetch India Private Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%
Farfetch India Private Limited | Parent
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	0.10%
Farfetch India Private Limited | Farfetch UK Limited
Disclosure of subsidiaries [line items]
Proportion of ownership interests in subsidiary held by non-controlling interests	99.90%